CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash, including interest bearing accounts	$ 2,699,266		$ 3,027,587	$ 2,411,543		$ 1,975,009	$ 3,067,697	$ 336,911
Restricted cash, including interest bearing accounts	435,913		695,388			414,807
Net investment in finance and sales-type leases	96,124		93,936			81,746
Flight equipment	48,371,803		48,419,478			47,620,895
Less accumulated depreciation	14,408,473		13,951,169			12,118,607
Flight equipment under operating leases, net	33,963,330		34,468,309			35,502,288
Deposits on flight equipment purchases	569,844		470,200			298,782
Lease receivables and other assets			785,602			599,734
Deferred debt issue costs, less accumulated amortization	261,247		269,335			288,878
Total assets	39,056,574		39,810,357			39,161,244
LIABILITIES AND SHAREHOLDERS' EQUITY
Accrued interest and other payables	541,693		566,219			447,521
Current income taxes and other tax liabilities	246,854		269,846			253,600
Secured debt financing, net of deferred debt discount	8,441,745		9,489,247			9,764,631
Unsecured debt financing, net of deferred debt discount	13,852,203		13,853,540			13,619,641
Subordinated debt	1,000,000		1,000,000			1,000,000
Derivative liabilities	13,982		20,933			31,756
Security deposits, deferred overhaul rental and other customer deposits	2,736,001		2,524,981			2,307,637
Deferred income taxes	4,194,777		4,142,723			4,204,589
Commitments and Contingencies - Note R
SHAREHOLDERS' EQUITY
Market Auction Preferred Stock, $100,000 per share liquidation value; Series A and B, each series having 500 shares issued and outstanding	100,000		100,000			100,000
Common stock - no par value; 100,000,000 authorized shares, 45,267,723 shares issued and outstanding	1,053,582		1,053,582			1,053,582
Paid-in capital	1,261,904		1,262,551			1,243,225
Accumulated other comprehensive (loss) income	(7,899)	(10,029)	(12,491)	(16,955)	(19,901)	(19,637)
Retained earnings	5,621,732		5,539,226			5,154,699
Total shareholders' equity	8,029,319		7,942,868			7,531,869	8,225,007	8,655,089
Total liabilities and shareholders' equity	$ 39,056,574		$ 39,810,357			$ 39,161,244